Note 18 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other receivables, carrying amount	$ 4,033	$ 4,212
Other receivables, fair value	4,033	4,212
Long-term Debt, Total	766,623	334,523
Long-term debt, fair value	$ 779,279	$ 344,198